Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2011 Property Well	Dec. 31, 2010	May 28, 2010	Apr. 30, 2010
Related Party Transactions (Textual)
Hexagon received warrants stock, shares			853,500	2,000,000	2,000,000
Warrants exercise price, per share	$ 6.00		$ 6.00
Number of property acquired		5
Number of wells to be drilled under agreement		2
Financing Acquisition [Member]
Related Party Transactions (Textual)
Hexagon received warrants stock, shares		500,000
Warrants exercise price, per share		10.00
Loan Agreements [Member]
Related Party Transactions (Textual)
Hexagon received warrants stock, shares		250,000
Warrants exercise price, per share		6.00
Davis [Member]
Related Party Transactions (Textual)
Ownership interest in common stock		19.10%
Hexagon [Member]
Related Party Transactions (Textual)
Ownership interest in common stock		15.70%